INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expenses Benefit Disclosure [Line Items]
OperatingLossCarryforwards	$ 2,717,000	$ 934,000
Change in Valuation Allowance	$ 445,913	$ 233,418